Shareholder Report, Holdings (Details)	Dec. 31, 2024
Share Class I | Government Securities 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
Share Class I | Repurchase Agreements 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Share Class I | Discount Notes 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class I | Total Net Assets 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class SL | Government Securities 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
Share Class SL | Repurchase Agreements 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Share Class SL | Discount Notes 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class SL | Total Net Assets 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%